Significant accounting policies (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Grants and investment tax credits	$ 1,104,199	$ 491,704	$ 394,715
Grants and investment tax credits excluded from reeserach and devlopment expense	896,964	$ 445,776	$ 394,715
Grants and investment tax credits excluded from property and equipment and intangible asset	$ 41,987
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life of leases	2 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life of leases	6 years